GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2017
Geographic Areas, Revenues from External Customers [Abstract]
GEOGRAPHIC INFORMATION
NOTE 9:-	GEOGRAPHIC INFORMATION

The following table presents the total revenues for the six months ended June 30, 2016 and 2017, allocated to the geographic areas in which it was generated:

	Six months ended June 30,
	2016	2017
	Unaudited

North America	$20,213	$17,782
Europe	21,480	18,189
Africa	9,321	7,494
Asia-Pacific and Middle East	15,512	24,940
India	29,358	77,210
Latin America	33,960	23,740

	$129,844	$169,355

Revenues are attributed to geographic areas based on the location of the end-users.

The following table presents the locations of the Company’s property and equipment as of December 31, 2016 and June 30, 2017:

	December 31	June 30,
	2016	2017
		Unaudited

Israel	23,162	23,786
Others	4,398	4,491

	27,560	28,277